Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for David H. Lesser ($)[1]	Compensation Actually Paid to David H. Lesser ($)[1,2]	Average Summary Compensation Table Total for Non-CEO NEO ($)[1]	Average Compensation Actually Paid to Non-CEO NEO ($)[1,2]	Value of initial fixed $100 investment based on total shareholder return ($)[3]	Net Income (in millions) ($)
2024	150,000	173,467	66,000	66,986	1.93	-24.7
2023	150,000	-61,583	66,000	58,056	0.94	-14.4
2022	1,521,195	-1,087,449	122,494	45,073	5.73	-14.3

Summary Compensation Table ("SCT") Total	[1]	$ 150,000	$ 150,000	$ 1,521,195
Compensation Actually Paid	[1],[2]	$ 173,467	(61,583)	(1,087,449)
Adjustment to PEO Compensation [Table Text Block]

	2024
	CEO ($)	Average Non-CEO NEOs ($)
Summary Compensation Table (“SCT”) Total	$150,000	66,000

Subtraction:
Grant date values as reported in SCT	-	-
Adjustments:
Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	-	-
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end	$16,348	$691
Fair values at vest date for awards granted and vested in current year	-	-
Addition (Subtraction): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$7,119	$295

Compensation Actually Paid	$173,467	$66,986

Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date.

(3)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company has not paid dividends since 2013.

Summary Compensation Table ("SCT") Total	[1]	$ 66,000	66,000	122,494
Compensation Actually Paid	[1],[2]	$ 66,986	58,056	45,073
Compensation Actually Paid vs. Total Shareholder Return		Total shareholder return in the first chart below, reflects the cumulative return of $100 as if invested on December 31, 2021, including reinvestment of dividends.
Total Shareholder Return Amount	[3]	$ 1.93	0.94	5.73
Net Income (Loss) Attributable to Parent		$ (24,700,000)	$ (14,400,000)	$ (14,300,000)
PEO Name		David H. Lesser	David H. Lesser	David H. Lesser
PEO [Member] | Grant Date Values As Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value Of Awards Granted During Covered Fiscal Year Outstandingand Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year Over Year Change In Fair Value Awards Granted Prior Fiscal Year Outstanding Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,348
PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted U In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,119
Non-PEO NEO [Member] | Grant Date Values As Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Covered Fiscal Year Outstandingand Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Awards Granted Prior Fiscal Year Outstanding Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		691
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted U In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 295

[1]	For 2022, 2023, and 2024 the CEO was David H. Lesser (Current CEO) and the sole Non-CEO NEO was Susan Hollander.
[2]	Compensation actually paid (“CAP”) was determined by making the following adjustments for equity awards for 2024:
[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company has not paid dividends since 2013.